Award Timing Disclosure	12 Months Ended
Dec. 27, 2025
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure

Grant Practices Specific to Stock Option Awards

During 2025, none of our Named Executive Officers received any grants of any stock options, stock appreciation rights or similar equity awards that include an exercise price (collectively, “Option Awards”).

Garmin has not granted any Option Awards to any employees, including Named Executive Officers, since 2014. The Compensation Committee does not currently have plans to grant Option Awards to any employees, including Named Executive Officers, in the future as part of Garmin’s equity compensation programs. For these reasons, Garmin does not currently have policies or practices on the timing of Option Awards, as described in Item 402(x) of Regulation S-K. In the event the Compensation Committee decides in the future to include Option Awards as part of our compensation programs, such policies and practices would be adopted at that time and disclosed in accordance with Item 402(x) of Regulation S-K.

Named Executive Officers receive RSU awards in December and PC-RSUs in February of each year. The RSU awards are granted in December because the value of the award for each Named Executive Officer takes into account that Named Executive Officer’s performance throughout the year. The PC-RSU awards are granted in February because they are conditioned on the Company’s achievement of fiscal year revenue and profitability targets for the full year that are established by the Compensation Committee as its February meeting.

Award Timing Method	Named Executive Officers receive RSU awards in December and PC-RSUs in February of each year. The RSU awards are granted in December because the value of the award for each Named Executive Officer takes into account that Named Executive Officer’s performance throughout the year. The PC-RSU awards are granted in February because they are conditioned on the Company’s achievement of fiscal year revenue and profitability targets for the full year that are established by the Compensation Committee as its February meeting.
Award Timing Predetermined	true
Award Timing, How MNPI Considered	Garmin has not granted any Option Awards to any employees, including Named Executive Officers, since 2014. The Compensation Committee does not currently have plans to grant Option Awards to any employees, including Named Executive Officers, in the future as part of Garmin’s equity compensation programs. For these reasons, Garmin does not currently have policies or practices on the timing of Option Awards, as described in Item 402(x) of Regulation S-K.